Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue from consulting management services		$ 789,195	$ 146,245
Revenue of industrial operation services		789,195	146,245
Revenues from financial services		401,676	647,046	2,128,153
Revenues from healthcare service packages		25,529		55,301
Cost of revenues		(18,601)		(50,774)
Net revenues from healthcare service packages		6,928		4,527
Net revenues of services		1,197,799	793,291	2,132,680
Commissions and fees on financial guarantee services		317,857	456,944	375,471
Recovery (provision) for financial guarantee services		278,496	(57,417)	(89,865)
Commission and fee income on guarantee services, net		596,353	399,527	285,606
Interest and fees income
Interest income on loans due from third parties		2,302,915	2,113,918	2,131,447
Interest income on deposits with banks		348,629	300,749	348,389
Total interest and fee income		2,651,544	2,414,667	2,479,836
Operating income		4,445,696	3,607,485	4,898,122
Total operating expenses
Salaries and employee surcharges		(1,273,012)	(1,054,509)	(1,116,482)
Other operating expenses		(2,479,402)	(2,192,551)	(2,671,310)
Changes in fair value of warrant liabilities		16,998	(3,021)	5,961
Allowance for expected credit loss		(545,939)	(48,518)	(323,788)
Total operating expenses		(4,281,355)	(3,298,599)	(4,105,619)
Income from operation		164,341	308,886	792,503
Other (expense) income
Deconsolidation gain (loss)			490,283	(1,953,248)
Other (expenses) income		(22,235)	554,167	76,406
Interest expenses		(46,663)	(267,184)
Total other (expense) income		(68,898)	777,266	(1,876,842)
Income (Loss) before income taxes		95,443	1,086,152	(1,084,339)
Income tax (expenses) recovery		(201,978)	(328,851)	229,733
Net (loss) income		(106,535)	757,301	(854,606)
Net income attributable to non-controlling interests		(245,412)	(386,210)	(838,048)
Net (loss) income attributable to Roan Holding Group Co., Ltd.’s shareholders		(351,947)	371,091	(1,692,654)
Other comprehensive (loss) income
Foreign currency translation adjustment		(4,248,687)	1,308,444	3,461,980
Comprehensive (loss) income		(4,355,222)	2,065,745	2,607,374
Other comprehensive (loss) income attributable to noncontrolling interests		1,566,118	(488,233)	(1,334,101)
Net income attributable to noncontrolling interests		(245,412)	(386,210)	(838,048)
Total comprehensive (loss) income attributable to Roan Holdings Group Co., Ltd.’s shareholders		$ (3,034,516)	$ 1,191,302	$ 435,225
Weighted average number of ordinary share outstanding
Basic and Diluted (in Shares)	[1]	25,287,851	25,287,851	25,287,851
(Loss) earnings per share
Net loss (earnings) per share – Basic and Diluted (in Dollars per share)		$ (0.01)	$ 0.01	$ (0.07)

[1]	Because the Company incurred a net loss from continuing operations, the number of warrants, Class A preferred shares and Class B preferred shares are excluded from the computation as the anti-dilutive effect.